Interim Condensed Consolidated Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Expenses
Research and development expenses	$ 7,437,155	$ 6,332,519	$ 18,432,718	$ 9,740,030
Investment tax credits	(203,917)	(70,414)	(354,955)	(120,040)
Research and development expense, net	7,233,238	6,262,105	18,077,763	9,619,990
General and administrative expenses	3,899,531	2,393,514	6,756,769	4,061,806
Interest income	(538,872)	(106,837)	(1,090,630)	(187,834)
Financial expenses	27,499	14,677,698	67,765	51,024,782
Net loss before income taxes	10,621,396	23,226,480	23,811,667	64,518,744
Income tax expense	146,211	97,665	187,177	142,028
Net loss and comprehensive loss	$ (10,767,607)	$ (23,324,145)	$ (23,998,844)	$ (64,660,772)
Basic and diluted loss per share (in dollars per share)	$ (0.34)	$ (9.54)	$ (0.76)	$ (26.88)
Weighted average number of outstanding basic and diluted shares (in shares)	31,717,584	2,445,729	31,717,584	2,405,187